NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2016
NATURE OF OPERATIONS [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

NATURE OF OPERATIONS

Gentor Resources Inc. (the “Company”), a Cayman Islands corporation, is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The business of exploring for minerals involves a high degree of risk. Few properties that are explored are ultimately developed into producing mines. Major expenses may be required to establish ore reserves, to develop metallurgical processes, to acquire construction and operating permits and to construct mining and processing facilities.

Although the Company has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. The Company’s properties may be subject to unregistered prior agreements, unregistered claims, aboriginal claims and regulatory, environmental and social requirements.

GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended December 31, 2016 the Company had a net loss of $274,425 (2015 – $180,846), a deficit accumulated during the exploration stage of $43,234,958 as at December 31, 2016 (December 31, 2015 – $42,960,534), and a working capital deficiency of $621,318 as at December 31, 2016 (December 31, 2015 - $350,148).

The Company intends to fund operations through equity financing arrangements. Such financings may be insufficient to fund its capital expenditure, working capital and other cash requirements. The Company’s continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing mineral properties and the discovery, development and sale of ore reserves.

These circumstances represent material uncertainties which cast substantial doubt on the Company’s ability to continue on a going concern basis. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern. Such adjustments may be material.